CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	$ 6,840,306	$ 1,162	$ (171,538)	$ 1,821,384
Comprehensive income, net of tax:
Net income	116,654					116,654
Currency translation adjustment	15,500				15,500
(Loss) / gain on cash flow hedge	(3,858)				(3,858)
Total comprehensive income	128,296
Exercise of share options (in shares)		136,649
Exercise of share options	12,936	$ 9	12,927
Issue of restricted share units / performance share units (in shares)		68,218
Issue of restricted share units / performance share units	4	$ 4
Share based compensation expense	14,658		14,658
Share issuance costs	(4)		(4)
Ending balance (in shares) at Mar. 31, 2023		81,928,422
Ending balance at Mar. 31, 2023	8,653,853	$ 6,662	6,867,887	1,162	(159,896)	1,938,038
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	8,497,963	$ 6,649	6,840,306	1,162	(171,538)	1,821,384
Comprehensive income, net of tax:
Currency translation adjustment	(33,786)
(Loss) / gain on cash flow hedge	15,134
Total comprehensive income	377,265
Ending balance (in shares) at Sep. 30, 2023		82,326,976
Ending balance at Sep. 30, 2023	8,959,034	$ 6,688	6,924,073	1,162	(190,190)	2,217,301
Beginning balance (in shares) at Mar. 31, 2023		81,928,422
Beginning balance at Mar. 31, 2023	8,653,853	$ 6,662	6,867,887	1,162	(159,896)	1,938,038
Comprehensive income, net of tax:
Net income	115,598					115,598
Currency translation adjustment	(10,638)				(10,638)
(Loss) / gain on cash flow hedge	14,006				14,006
Total comprehensive income	118,966
Exercise of share options (in shares)		93,304
Exercise of share options	7,229	$ 6	7,223
Issue of restricted share units / performance share units (in shares)		129,323
Issue of restricted share units / performance share units	8	$ 8
Share based compensation expense	16,389		16,389
Share issuance costs	(5)		(5)
Ending balance (in shares) at Jun. 30, 2023		82,151,049
Ending balance at Jun. 30, 2023	8,796,440	$ 6,676	6,891,494	1,162	(156,528)	2,053,636
Comprehensive income, net of tax:
Net income	163,665					163,665
Currency translation adjustment	(38,648)				(38,648)
(Loss) / gain on cash flow hedge	4,986				4,986
Total comprehensive income	130,003
Exercise of share options (in shares)		147,661
Exercise of share options	16,337	$ 9	16,328
Issue of restricted share units / performance share units (in shares)		28,266
Issue of restricted share units / performance share units	3	$ 3
Share based compensation expense	16,256		16,256
Share issuance costs	(5)		(5)
Ending balance (in shares) at Sep. 30, 2023		82,326,976
Ending balance at Sep. 30, 2023	$ 8,959,034	$ 6,688	6,924,073	1,162	(190,190)	2,217,301
Beginning balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income, net of tax:
Net income	187,438					187,438
Currency translation adjustment	(32,040)				(32,040)
(Loss) / gain on cash flow hedge	9,084				9,084
Total comprehensive income	164,482
Exercise of share options (in shares)		156,527
Exercise of share options	16,303	$ 10	16,293
Issue of restricted share units / performance share units (in shares)		32,192
Issue of restricted share units / performance share units	2	$ 2
Share based compensation expense	11,121		11,121
Share issuance costs	(4)		(4)
Ending balance (in shares) at Mar. 31, 2024		82,683,805
Ending balance at Mar. 31, 2024	$ 9,432,647	$ 6,711	6,970,079	1,162	(166,462)	2,621,157
Beginning balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income, net of tax:
Currency translation adjustment	28,670
(Loss) / gain on cash flow hedge	4,774
Total comprehensive income	$ 564,920
Ending balance (in shares) at Sep. 30, 2024	82,559,366	82,559,366
Ending balance at Sep. 30, 2024	$ 9,774,499	$ 6,703	7,011,547	1,184	(110,062)	2,865,127
Beginning balance (in shares) at Mar. 31, 2024		82,683,805
Beginning balance at Mar. 31, 2024	9,432,647	$ 6,711	6,970,079	1,162	(166,462)	2,621,157
Comprehensive income, net of tax:
Net income	146,910					146,910
Currency translation adjustment	(8,985)				(8,985)
(Loss) / gain on cash flow hedge	(4,112)				(4,112)
Total comprehensive income	133,813
Exercise of share options (in shares)		45,127
Exercise of share options	5,334	$ 3	5,331
Issue of restricted share units / performance share units (in shares)		87,668
Issue of restricted share units / performance share units	6	$ 6
Share based compensation expense	13,336		13,336
Share issuance costs	(10)		(10)
Ending balance (in shares) at Jun. 30, 2024		82,816,600
Ending balance at Jun. 30, 2024	9,585,126	$ 6,720	6,988,736	1,162	(179,559)	2,768,067
Comprehensive income, net of tax:
Net income	197,128					197,128
Currency translation adjustment	69,695				69,695
(Loss) / gain on cash flow hedge	(198)				(198)
Total comprehensive income	266,625
Exercise of share options (in shares)		74,151
Exercise of share options	10,734	$ 5	10,729
Issue of restricted share units / performance share units (in shares)		5,685
Issue of restricted share units / performance share units	0
Share based compensation expense	12,085		12,085
Share issuance costs	(3)		(3)
Share repurchase program, number of shares repurchased (in shares)		(337,070)
Repurchase of ordinary shares	(100,000)	$ (22)		22		(100,000)
Share repurchase costs	$ (68)					(68)
Ending balance (in shares) at Sep. 30, 2024	82,559,366	82,559,366
Ending balance at Sep. 30, 2024	$ 9,774,499	$ 6,703	$ 7,011,547	$ 1,184	$ (110,062)	$ 2,865,127